UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment / /; Amendment Number: _____

      This Amendment (Check only one): / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, February 17, 2009
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 32
                                               -----------

Form 13F Information Table Value Total:        $   231,548
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------    ---   ----   ----------   --------     ----    ------   ----
A H BELO CORP                COM CL A  001282102      421      192,917  SH           OTHER          1           0        192,917  0
ACXIOM CORP                  COM       005125109    9,722    1,198,851  SH           OTHER          1           0      1,198,851  0
AMERICA SVC GROUP INC        COM       02364L109      638       59,584  SH           OTHER          1           0         59,584  0
AMERICAN SAFETY INS HLDGS LT ORD       G02995101    6,688      506,309  SH           OTHER          1           0        506,309  0
ARGO GROUP INTL HLDGS LTD    COM       G0464B107   12,502      368,571  SH           OTHER          1           0        368,571  0
BELO CORP                    COM SER A 080555105    1,504      964,587  SH           OTHER          1           0        964,587  0
CKX INC                      COM       12562M106      583      158,903  SH           OTHER          1           0        158,903  0
CONSECO INC                  COM NEW   208464883       61       11,800  SH           OTHER          1           0         11,800  0
CORN PRODS INTL INC          COM       219023108    2,452       85,000  SH           OTHER          1           0         85,000  0
DR PEPPER SNAPPLE GROUP INC  COM       26138E109    1,970      121,200  SH           OTHER          1           0        121,200  0
FAIRCHILD CORP               CL A      303698104       45      135,878  SH           OTHER          1           0        135,878  0
FLAGSTONE REINSURANCE HLDGS  SHS       G3529T105      717       73,433  SH           OTHER          1           0         73,433  0
GILAT SATELLITE NETWORKS LTD SHS NEW   M51474118    2,863    1,096,787  SH           OTHER          1           0      1,096,787  0
HALLMARK FINL SVCS INC EC    COM NEW   40624Q203  122,217   13,935,736  SH           OTHER          1           0     13,935,736  0
HIGHLAND CR STRATEGIES FD    COM       43005Q107    1,849      324,357  SH           OTHER          1           0        324,357  0
LIBERTY MEDIA CORP NEW       INT COM   53071M104    5,094    1,632,321  SH           OTHER          1           0      1,632,321  0
                             SER A
LL & E RTY TR                UNIT BEN  502003106        6       12,385  SH           OTHER          1           0         12,385  0
                             INT
M & F WORLDWIDE CORP         COM       552541104    9,455      611,978  SH           OTHER          1           0        611,978  0
MEDQUIST INC                 COM       584949101    5,125    2,499,829  SH           OTHER          1           0      2,499,829  0
MICROSOFT CORP               COM       594918104      194       10,000  SH           OTHER          1           0         10,000  0
NASHUA CORP                  COM       631226107    5,322      997,666  SH           OTHER          1           0        997,666  0
NATIONWIDE FINL SVCS INC     CL A      638612101    1,227       23,500  SH           OTHER          1           0         23,500  0
NUTRI SYS INC NEW            COM       67069D108   15,549    1,065,707  SH           OTHER          1           0      1,065,707  0
PIZZA INN INC NEW            COM       725848105    8,269    4,469,738  SH           OTHER          1           0      4,469,738  0
PLAYBOY ENTERPRISES INC      CL B      728117300      427      197,500  SH           OTHER          1           0        197,500  0
S L INDS INC                 COM       784413106    1,796      204,072  SH           OTHER          1           0        204,072  0
SPECIALTY UNDERWRITERS ALLIA COM       84751T309    3,760    1,429,615  SH           OTHER          1           0      1,429,615  0
TYCO ELECTRONICS LTD         COM NEW   G9144P105      880       54,316  SH           OTHER          1           0         54,316  0
UNUM GROUP                   COM       91529Y106    7,738      415,962  SH           OTHER          1           0        415,962  0
UST INC                      COM       902911106      694       10,000  SH           OTHER          1           0         10,000  0
VALHI INC NEW                COM       918905100      228       21,300  SH           OTHER          1           0         21,300  0
VIACOM INC NEW               CL B      92553P201    1,552       81,500  SH           OTHER          1           0         81,500  0
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